Exhibit 1

KPMG LLP 1676 International Drive McLean, VA 22102

Independent Accountants’ Report on Applying Agreed-Upon Procedures

Column Financial, Inc. (the “Company”)

Credit Suisse Commercial Mortgage Securities Corp.

Credit Suisse Securities (USA) LLC

(together with the Company, the “Specified Parties”)

Re: CSMC 2017-CHOP – Loan File Procedures

We have performed the procedures described below, which were agreed to by the Specified Parties, on specific attributes identified by the Specified Parties contained in an electronic data file provided to us on June 12, 2017 containing information on 1 mortgage loan and 48 related mortgaged properties (the “Data File”) which we were informed are to be included as collateral in the offering of the CSMC 2017-CHOP, Commercial Mortgage Pass-Through Certificates, Series 2017-CHOP. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Unless otherwise noted, the following definitions have been adopted in presenting our procedures and findings:

●	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were attributable to rounding.
●	The term “recomputed” means recalculated and compared the results to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were attributable to rounding.
●	The term “rounding” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.
●	The term “Data File” means the electronic data file provided to us by the Company on June 12, 2017 containing data with respect to the mortgage loan (“Mortgage Loan”) and the related mortgaged properties (“Mortgaged Properties”).
●	The term “Cut-Off Date” means the payment date in June 2017, as provided by the Company.
●	The term “Compared Attributes” means the list of fields in the Data File which were selected by the Company for us to perform procedures and listed in Attachment A.
●	The term “Loan File” means the copies of source documents made available by the Company and listed in Attachment A.
●	The term “Recomputed Attributes” means the list of fields in the Data File which were selected by the Company for us to perform recomputation procedures and listed in Attachment B.
●	The term “Calculation Methodology” means the field listed in Attachment B containing the calculation methodology for the Recomputed Attributes provided by the Company.
●	The term “Instructions” means the instructions provided by the Company pertaining to a specific attribute, methodology, or value and described in Attachment C.
KPMG LLP is a Delaware limited liability partnership and the US member firm of KPMG network of independent member firms affiliated with KPMG International Cooperative (“KPMG International”), a Swiss entity.

The Company is responsible for the specified attributes identified by the Company in the Data File.

We were instructed by the Company to perform the agreed-upon procedures on the Mortgage Loan and the related Mortgaged Properties in the Data File.

A.	We compared the Compared Attributes in the Data File to the corresponding information set forth in the Loan File (subject to the Instructions). Where more than one document was indicated, we used the highest priority document that we could locate in the Loan File. The document priority is the order provided by the Company, which is summarized on Attachment A, with the highest priority document listed first.

We found such information in the Data File to be in agreement.

B.	Using (i) certain information in the Data File and (ii) the Calculation Methodology, we recomputed the Recomputed Attributes in the Data File and compared the results of our recomputations to the corresponding information contained in the Data File.

We found such information in the Data File to be in agreement.

There were no conclusions that resulted from the procedures.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specific attributes identified by the Company in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The procedures performed were applied based on the methodologies, instructions, assumptions, and information provided to us by the Company, without verification or evaluation of such methodologies, instructions, assumptions, and information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the methodologies, instructions, assumptions, or information provided to us by the Company, (ii) the physical existence of the Mortgage Loan and Mortgaged Properties, (iii) the reliability or accuracy of the documents furnished to us by the Company which were used in our procedures, (iv) the adequacy of the disclosures in the Data File, or as to whether any of the statements expressed therein omit any material facts, or (v) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Mortgage Loan to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing the Mortgage Loan being securitized, (iii) the compliance of the originators of the Mortgage Loan with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”).

The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and NRSROs, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ KPMG LLP

June 12, 2017

2

ATTACHMENT A

COMPARED ATTRIBUTES

Attribute	Source Document
Property Name	Provided by the Company
Street Address	Appraisal
City	Appraisal
State	Appraisal
Zip Code	Appraisal
Year Built	Appraisal
Renovated Date	Appraisal
Franchise Brand	Franchise Agreement
Franchise Expiration Date	Franchise Estoppel, Franchise Agreement, Management Agreement
Manager	Management Agreement
Units	Underwritten Financial Summary Report
Unit Type	Appraisal
Property Type	Appraisal
Property Sub-Type	Appraisal
Ownership Interest(1)	Title
Cut-Off Date Allocated Mortgage Loan Amount ($)	Loan Agreement
Percentage of Cut-Off Date Allocated Mortgage Loan Amount	Loan Agreement
Cut-Off Date Allocated Mezzanine Loan Amount ($)	Loan Agreement
Percentage of Cut-Off Date Allocated Mezzanine Loan Amount	Loan Agreement
As Is Appraised Date	Appraisal
Appraised Value ($)	Appraisal
2007 Occupancy	Underwritten Financial Summary Report
2008 Occupancy	Underwritten Financial Summary Report

A-1

ATTACHMENT A

Attribute	Source Document
2009 Occupancy	Underwritten Financial Summary Report
2010 Occupancy	Underwritten Financial Summary Report
2011 Occupancy	Underwritten Financial Summary Report
2012 Occupancy	Underwritten Financial Summary Report
2013 Occupancy	Underwritten Financial Summary Report
2014 Occupancy	Underwritten Financial Summary Report
2015 Occupancy	Underwritten Financial Summary Report
2016 Occupancy	Underwritten Financial Summary Report
TTM April 2017 Occupancy	Underwritten Financial Summary Report
Underwritten Occupancy	Underwritten Financial Summary Report
2007 Average Daily Room Rate ($)	Underwritten Financial Summary Report
2008 Average Daily Room Rate ($)	Underwritten Financial Summary Report
2009 Average Daily Room Rate ($)	Underwritten Financial Summary Report
2010 Average Daily Room Rate ($)	Underwritten Financial Summary Report
2011 Average Daily Room Rate ($)	Underwritten Financial Summary Report
2012 Average Daily Room Rate ($)	Underwritten Financial Summary Report
2013 Average Daily Room Rate ($)	Underwritten Financial Summary Report
2014 Average Daily Room Rate ($)	Underwritten Financial Summary Report
2015 Average Daily Room Rate ($)	Underwritten Financial Summary Report
2016 Average Daily Room Rate ($)	Underwritten Financial Summary Report
TTM April 2017 Average Daily Room Rate ($)	Underwritten Financial Summary Report
Underwritten Average Daily Room Rate ($)	Underwritten Financial Summary Report
2007 RevPAR ($)	Underwritten Financial Summary Report
2008 RevPAR ($)	Underwritten Financial Summary Report
2009 RevPAR ($)	Underwritten Financial Summary Report
2010 RevPAR ($)	Underwritten Financial Summary Report

A-2

ATTACHMENT A

Attribute	Source Document
2011 RevPAR ($)	Underwritten Financial Summary Report
2012 RevPAR ($)	Underwritten Financial Summary Report
2013 RevPAR ($)	Underwritten Financial Summary Report
2014 RevPAR ($)	Underwritten Financial Summary Report
2015 RevPAR ($)	Underwritten Financial Summary Report
2016 RevPAR ($)	Underwritten Financial Summary Report
TTM April 2017 RevPAR ($)	Underwritten Financial Summary Report
Underwritten RevPAR ($)	Underwritten Financial Summary Report
2007 Total Revenues ($)	Underwritten Financial Summary Report
2008 Total Revenues ($)	Underwritten Financial Summary Report
2009 Total Revenues ($)	Underwritten Financial Summary Report
2010 Total Revenues ($)	Underwritten Financial Summary Report
2011 Total Revenues ($)	Underwritten Financial Summary Report
2012 Total Revenues ($)	Underwritten Financial Summary Report
2013 Total Revenues ($)	Underwritten Financial Summary Report
2014 Total Revenues ($)	Underwritten Financial Summary Report
2015 Total Revenues ($)	Underwritten Financial Summary Report
2016 Total Revenues ($)	Underwritten Financial Summary Report
TTM April 2017 Total Revenue ($)	Underwritten Financial Summary Report
UW Total Revenue ($)	Underwritten Financial Summary Report
2007 Total Expenses ($)	Underwritten Financial Summary Report
2008 Total Expenses ($)	Underwritten Financial Summary Report
2009 Total Expenses ($)	Underwritten Financial Summary Report
2010 Total Expenses ($)	Underwritten Financial Summary Report
2011 Total Expenses ($)	Underwritten Financial Summary Report
2012 Total Expenses ($)	Underwritten Financial Summary Report

A-3

ATTACHMENT A

Attribute	Source Document
2013 Total Expenses ($)	Underwritten Financial Summary Report
2014 Total Expenses ($)	Underwritten Financial Summary Report
2015 Total Expenses ($)	Underwritten Financial Summary Report
2016 Total Expenses ($)	Underwritten Financial Summary Report
TTM April 2017 Total Expenses ($)	Underwritten Financial Summary Report
UW Total Expenses ($)	Underwritten Financial Summary Report
2007 NOI ($)	Underwritten Financial Summary Report
2008 NOI ($)	Underwritten Financial Summary Report
2009 NOI ($)	Underwritten Financial Summary Report
2010 NOI ($)	Underwritten Financial Summary Report
2011 NOI ($)	Underwritten Financial Summary Report
2012 NOI ($)	Underwritten Financial Summary Report
2013 NOI ($)	Underwritten Financial Summary Report
2014 NOI ($)	Underwritten Financial Summary Report
2015 NOI ($)	Underwritten Financial Summary Report
2016 NOI ($)	Underwritten Financial Summary Report
TTM April 2017 NOI ($)	Underwritten Financial Summary Report
Underwritten NOI ($)	Underwritten Financial Summary Report
2007 Replacement Reserves ($)	Underwritten Financial Summary Report
2008 Replacement Reserves ($)	Underwritten Financial Summary Report
2009 Replacement Reserves ($)	Underwritten Financial Summary Report
2010 Replacement Reserves ($)	Underwritten Financial Summary Report
2011 Replacement Reserves ($)	Underwritten Financial Summary Report
2012 Replacement Reserves ($)	Underwritten Financial Summary Report
2013 Replacement Reserves ($)	Underwritten Financial Summary Report
2014 Replacement Reserves ($)	Underwritten Financial Summary Report

A-4

ATTACHMENT A

Attribute	Source Document
2015 Replacement Reserves ($)	Underwritten Financial Summary Report
2016 Replacement Reserves ($)	Underwritten Financial Summary Report
TTM April 2017 Replacement Reserves ($)	Underwritten Financial Summary Report
Underwritten Replacement Reserves ($)	Underwritten Financial Summary Report
2007 NCF ($)	Underwritten Financial Summary Report
2008 NCF ($)	Underwritten Financial Summary Report
2009 NCF ($)	Underwritten Financial Summary Report
2010 NCF ($)	Underwritten Financial Summary Report
2011 NCF ($)	Underwritten Financial Summary Report
2012 NCF ($)	Underwritten Financial Summary Report
2013 NCF ($)	Underwritten Financial Summary Report
2014 NCF ($)	Underwritten Financial Summary Report
2015 NCF ($)	Underwritten Financial Summary Report
2016 NCF ($)	Underwritten Financial Summary Report
TTM April 2017 NCF ($)	Underwritten Financial Summary Report
Underwritten NCF ($)	Underwritten Financial Summary Report
Engineering Report Date	Engineering Report
Phase I Date	Environmental Report
PML Study	Engineering Report
PML%	Seismic Report
A-5

ATTACHMENT B

RECOMPUTED ATTRIBUTES

Attribute	Calculation Methodology
Cut-Off Date Allocated Mortgage Loan Amount per Room ($)	Cut-Off Date Allocated Mortgage Loan Amount ($) divided by Units
Appraised Value Per Room ($)	As Is Appraised Date divided by Units

B-1

ATTACHMENT C

INSTRUCTIONS

1.	For those Compared Attributes with the Source Document indicated as “Provided by the Company”, we were instructed by the Company to assume the attribute is accurate and not perform any procedure.

C-1